CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Consolidated net income	¥ 6,872	¥ 44,287	¥ 57,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	34,935	31,511	32,981
Amortization	4,756	2,819	2,729
Loss on marketable securities, net	87	200	238
Loss on sales, disposal or impairment of property, plant and equipment	10,300	15,705	545
Loss recovery and gain on property, plant and equipment damaged in flood	(4,027)	(19,662)
Deferred income taxes	(12,049)	12,835	(4,496)
Equity in net (income) loss of affiliated companies	(13)	0	(6)
Foreign currency adjustments	1,744	236	5,523
Accrual for pension and severance costs, net payments	(396)	(915)	(3,745)
Changes in operating assets and liabilities:
Decrease (increase) in notes and accounts receivable	53,221	(14,819)	3,995
(Increase) decrease in inventories	14,090	(257)	(15,856)
Decrease in notes and accounts payable	(1,257)	(8,061)	(3,058)
Decrease in accrued income taxes	(7,263)	(2,259)	(124)
Other	9,286	(4,908)	6,866
Net cash provided by operating activities	110,286	56,712	83,084
Cash flows from investing activities:
Additions to property, plant and equipment	(61,368)	(41,446)	(55,010)
Proceeds from sales of property, plant and equipment	1,036	2,725	960
Insurance proceeds related to property, plant and equipment damaged in flood	880	20,804
Purchases of marketable securities	(147)	(213)	(12)
Proceeds from sale or redemption of marketable securities	692	414	72
Acquisitions of business, net of cash acquired	(79,884)	5,201	(51,594)
Other	4,937	(7,403)	(1,358)
Net cash used in investing activities	(133,854)	(19,918)	(106,942)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	(52,199)	26,060	(63,205)
Proceeds from issuance of long-term debt	71,307		278
Repayments of long-term debt	(12,392)	(1,229)	(2,016)
Proceeds from issuance of corporate bonds	100,000		100,500
Purchases of treasury stock	(31,277)	(10,155)	(11,226)
Payments for additional investments in subsidiaries	(92)	(454)	(7,827)
Dividends paid to shareholders of Nidec Corporation	(12,125)	(12,399)	(11,143)
Dividends paid to noncontrolling interests	(1,421)	(1,444)	(1,655)
Other	(684)	(1,193)	58
Net cash provided by (used in) financing activities	61,117	(814)	3,764
Effect of exchange rate changes on cash and cash equivalents	25,581	(11)	(8,894)
Net (decrease) increase in cash and cash equivalents	63,130	35,969	(28,988)
Cash and cash equivalents at beginning of year	130,290	94,321	123,309
Cash and cash equivalents at end of year	¥ 193,420	¥ 130,290	¥ 94,321